EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basic earnings per share [Abstract]
Income available to common stockholders, Income	$ 6,575	$ 5,383
Income available to common stockholders, Weighted average shares (in shares)	2,899,025	2,726,133
Income available to common stockholders, Per share (in dollars per share)	$ 2.27	$ 1.97
Effect of dilutive securities [Abstract]
Stock compensation plans, Income	0	0
Stock compensation plans, Weighted average shares (in shares)	3,907	3,629
Stock compensation plans, Per share (in dollars per share)	$ 0	$ 0
Diluted earning per share [Abstract]
NET INCOME	$ 6,575	$ 5,383
Income available to common stockholders plus effect of dilutive securities, Weighted average shares (in shares)	2,902,932	2,729,762
Income available to common stockholders plus effect of dilutive securities, Per share (in dollars per share)	$ 2.27	$ 1.97
Antidilutive Securities Excluded from Computation of Diluted Earnings per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)	22,466	42,462
Exercise price, lower limit (in dollars per share)	$ 25.71	$ 23.53
Exercise price, upper limit (in dollars per share)	$ 32.51	$ 32.51